DISPOSAL GROUP HELD FOR SALE	12 Months Ended
Dec. 31, 2014
DISPOSAL GROUP HELD FOR SALE
ASSETS HELD FOR SALE

10. DISPOSAL GROUP HELD FOR SALE

	December 31,
	2014	2013
Assets related to planned sale of 51% stake in Rent Nedvizhimost	2,004	—

Total assets related to disposal group held for sale	2,004	—

Liabilities related to planned sale of 51% stake in Rent Nedvizhimost	(227)	—

        Disposal of Rent Nedvizhimost—In February 2015, the Group lost control over Rent Nedvizhimost CJSC as a result of the sale of a 51% stake to Business-Nedvizhimost, a subsidiary of Sistema, for RUB 4.3 billion of which 3.8 billion is due before December 31, 2018 and bears interest of 12%-interest p.a. The results of this transaction will be included in the financial statements of the Group for the year ended December 31, 2015. Following the sale of its 51% stake, the Group retained a 49% stake in Rent Nedvizhimost allowing it to exercise significant influence over the operating and financing activities of the entity. Consequently, the results of operations and cash flows of Rent Nedvizhimost were not reported as discontinued operations in the consolidated financial statements. The related assets and liabilities of a disposal group were classified as "held for sale" and measured at carrying value as of December 31, 2014. Balances were attributable to "Moscow fixed line" reportable segment and comprised of the following:

Current assets	238
Non-current assets	1,766

Total assets related to disposal group held for sale	2,004

Current liabilities	187
Non-current liabilities	40

Total liabilities related to disposal group held for sale	227

        Disposal of network equipment in Crimea—In October 2014, the Group's subsidiary MTS Ukraine sold base stations, network infrastructure, IT and telecom equipment and certain other assets located in Crimea, through an open tender procedure, to two private investors for RUB 922 million (EUR 17.7 million as of the date of transaction). Previously, on August 6, 2014, MTS suspended its operations in Crimea due to technical issues, which have curtailed its ability to provide telecommunications services for its customers. The gain recognized upon the sale of the base stations, network infrastructure, IT and telecom equipment amounting to RUB 317 million was recognized as operating income in the accompanying consolidated statements of operations and comprehensive income for the year ended December 31, 2014.